Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Held-to-Maturity Securities, Fair Value	$ 12,122
Preferred stock, shares authorized	250,000	250,000	250,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	12,500,000
Common stock, shares issued	9,438,541	7,541,541
Common stock, shares outstanding	9,438,541	7,541,541
Common Stock - Voting [Member]
Common stock, par value		$ 0.01	$ 1.00
Common stock, shares authorized		12,500,000	11,250,000
Common stock, shares issued		7,541,541	5,164,219
Common stock, shares outstanding		7,541,541	5,164,219
Common Stock - Non-Voting [Member]
Common stock, par value			$ 1.00
Common stock, shares authorized			1,250,000
Common stock, shares issued			565,895
Common stock, shares outstanding			565,895